Financial instruments	6 Months Ended
Jun. 30, 2022
Financial instruments
Financial instruments

14Financial instruments

To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards.

Financial liabilities at fair value through profit and loss:

	June 30, 2022			December 31, 2021
	£000			£000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	92,450	—	—	112,799
Warrant liabilities	6,187	—	—	10,730	—	—
	6,187	—	92,450	10,730	—	112,799

The fair value of financial instruments is deemed to be equivalent to the carrying value.

14Financial instruments (continued)

Level 1: The fair value of financial instruments traded in active is based on quoted market prices at the end of the reporting period. As such, warrants issued but not exercised are valued with reference to the observable market price as at the period end date ($0.39 per warrant).

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for the issued Convertible Senior Secured Notes.

The fair value of the convertible senior secured notes has been estimated using a binomial lattice framework. The following inputs have been used:

	June 30, 2022	December 31, 2021
Risk-free rate	3.00%	1.25%
Dividend yield	—	—
Volatility	52.5%	52.5%
Credit spread	21.8%	21.8%

No changes were made during the period ended June 30, 2022 to the valuation techniques applied as at December 31, 2021.